OPERATING LEASES - Summary of Total Operating Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operaing leases	$ 1,092	$ 1,148
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$ 14	$ 852
Weighted average remaining lease term
Operating leases	1 year 6 months	2 years 4 months 24 days
Weighted average discount rate
Operating leases	5.15%	4.85%